BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
ASSETS
Cash	$ 383,400		$ 1,094,761
Prepaid assets	79,381		148,977
Total current assets	462,781		1,243,738
Marketable Securities held in Trust Account	100,031,414		100,016,161
Total assets	100,509,592		101,259,899
LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable and accrued expenses	6,364		5,000
Franchise tax payable	213,475		113,475
Due to related party			34,334
Promissory note - related party			95,136
Total current liabilities	219,839		247,945
Warrant Liabilities	14,465,458		6,038,351
Deferred underwriters' discount payable	2,122,723		1,959,758
Total liabilities	16,808,020		8,246,054
Commitments
Redeemable Convertible Preferred Stock, Carrying Value	78,701,570		88,013,840
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,729,166		3,579,954
Accumulated earnings (deficit)	(7,729,664)		1,419,645
Total stockholders' equity	5,000,002	$ 5,000,010	5,000,005	$ 0
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	100,509,592		101,259,899
Class A Common Stock [Member]
Stockholders' deficit
Common stock value	250		156
Total stockholders' equity			156	0
Common Class B [Member]
Stockholders' deficit
Common stock value	$ 250		250
Total stockholders' equity			$ 250	$ 0